OTHER FINANCIAL DATA - COLLECTION ALLOWANCES (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	$ 34	$ 29	$ 31
Provisions for uncollectible accounts	20	25	16
Write-offs of uncollectible accounts	(22)	(20)	(18)
Allowance balance at December 31	32	34	29
San Diego Gas and Electric Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	7	5	6
Provisions for uncollectible accounts	7	7	4
Write-offs of uncollectible accounts	(5)	(5)	(5)
Allowance balance at December 31	9	7	5
Southern California Gas Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	17	12	14
Provisions for uncollectible accounts	11	15	7
Write-offs of uncollectible accounts	(11)	(10)	(9)
Allowance balance at December 31	$ 17	$ 17	$ 12